Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)
Shares			Value
COMMON STOCKS: 51.4%
Application Software: 1.6%
11,000	Microsoft Corp.		$3,088,140

Asset Management & Custody Banks: 2.6%
443,000	Blue Owl Capital, Inc. - Class A [2]		5,054,630

Biotechnology: 0.1%
330,168	Plus Therapeutics, Inc. [1]		163,400

Building Products: 2.2%
79,059	Johnson Controls International PLC		4,262,071

Construction & Engineering: 7.4%
60,396	Ameresco, Inc. - Class A [1]		3,455,859
21,992	IES Holdings, Inc. [1]		725,736
36,401	Jacobs Engineering Group, Inc. [2]		4,997,857
35,875	Quanta Services, Inc.[2]		4,976,939
			14,156,391
Electrical Components & Equipment: 2.8%
472,300	Vertiv Holdings Co. [2]		5,393,666

Electronic Equipment & Instruments: 2.4%
12,594	Zebra Technologies Corp. - Class A [1,2]		4,504,748

Financial Exchanges & Data: 2.6%
13,180	S&P Global, Inc.[2]		4,967,937

Financial Services: 2.5%
716,507	E2open Parent Holdings, Inc. - Class A [1]		4,836,422

Health Care Equipment: 1.0%
27,036	Hologic, Inc. [1]		1,929,830

Homefurnishing Retail: 1.7%
11,400	RH [1]		3,185,502

Insurance Brokers: 1.7%
114,494	BRP Group, Inc. - Class A [1]		3,156,600

Integrated Telecommunication Services: 5.8%
726,853	Radius Global Infrastructure, Inc. - Class A [1]		11,106,314

Internet Software & Services: 2.5%
41,750	Alphabet, Inc. - Class A [1,2]		4,856,360

Investment Banking & Brokerage: 1.7%
15,261	LPL Financial Holdings, Inc.		3,203,589

Life Sciences Tools & Services: 4.8%
139,556	Avantor, Inc. [1,2]		4,049,915
21,385	IQVIA Holdings, Inc. [1]		5,138,174
			9,188,089
Research & Consulting Services: 2.1%
275,500	Clarivate PLC		3,991,995

Semiconductor Equipment: 1.6%
43,800	Azenta, Inc.		2,989,788

Specialized REITs: 2.5%
14,520	SBA Communications Corp.[2]		4,875,671

Technology Hardware, Storage & Peripherals: 1.5%
104,381	Avid Technology, Inc. [1]		2,928,931

Thrifts & Mortgage Finance: 0.3%
25,057	HMN Financial, Inc.		569,044

TOTAL COMMON STOCKS
(Cost $94,593,291)			98,409,118

Principal Amount
CORPORATE BONDS: 15.4%
Electrical Components & Equipment: 4.5%
$9,750,000	Vertiv Group Corp.
	4.125%, 11/15/2028		8,650,395

Investment Banking & Brokerage: 0.8%
2,000,000	Goldman Sachs Capital II
	4.000%, (3 Month LIBOR + 0.077%), 8/29/2022 [3,4]		1,486,825

Oil & Gas Equipment & Services: 2.9%
9,000,000	KLX Energy Services Holdings, Inc.
	11.500%, 11/1/2025		5,534,235

Oil & Gas Storage & Transportation: 4.2%
8,000,000	Hess Midstream Operations LP
	5.625%, 2/15/2026		7,990,000

Research & Consulting Services: 3.0%
6,500,000	Clarivate Science Holdings Corp.
	4.875%, 7/1/2029		5,765,630

TOTAL CORPORATE BONDS
(Cost $28,099,218)			29,427,085

CONVERTIBLE BONDS: 0.1%
200,000	MGIC Investment Corp.
	9.000%, 4/1/2063		269,000
TOTAL CONVERTIBLE BOND
(Cost $234,437)			269,000

Shares
CLOSED-END MUTUAL FUNDS: 5.0%
204,154	Blackstone Secured Lending Fund		4,793,536
366,000	Owl Rock Capital Corp.[2]		4,717,740
			9,511,276
TOTAL CLOSED-END MUTUAL FUNDS
(Cost $9,753,750)			9,511,276

SHORT-TERM INVESTMENTS: 27.5%
Money Market Funds: 27.5%
52,705,946	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.580% [5]		52,705,946
TOTAL SHORT-TERM INVESTMENTS
(Cost $52,705,946)			52,705,946
TOTAL MISCELLANEOUS SECURITIES: 1.1% [6]		Notional Amount
(Cost $3,664,831)		$86,868,718	2,137,832

TOTAL INVESTMENTS IN SECURITIES: 100.5%
(Cost $189,051,473)			192,460,257
Liabilities in Excess of Other Assets: (0.5)%			(871,350)
TOTAL NET ASSETS: 100.0%			$191,588,907

LIBOR – London Interbank Offered Rate
[1]	Non-income producing security.
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]	Variable rate security; rate shown is the rate in effect on July 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Annualized seven-day effective yield as of July 31, 2022.
[6]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Otter Creek Long/Short Opportunity Fund (the “Fund”) has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT at July 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 25.5% [1]
Advertising: 1.6%
100,000	Interpublic Group of Companies, Inc.	$2,987,000

Apparel, Accessories & Luxury Goods: 2.3%
20,200	Oxford Industries, Inc.	1,927,080
8,040	Lululemon Athletica, Inc.	2,496,500
		4,423,580
Application Software: 1.0%
181,595	Palantir Technologies, Inc. - Class A	1,879,508

Asset Management & Custody Banks: 2.6%
28,500	Blackstone, Inc. - Class A	2,908,995
48,765	Focus Financial Partners, Inc. - Class A	1,971,569
		4,880,564
Health Care REITs: 1.0%
115,000	Quanta Services, Inc.[2]	1,982,600

Hotels, Resorts and Cruise Lines: 1.6%
27,100	Airbnb, Inc. - Class A	3,007,558

Industrial Machinery: 1.4%
19,174	Lincoln Electric Holdings, Inc.	2,711,971

Life Sciences Tools & Services: 1.3%
1,784	Mettler-Toledo International, Inc.	2,407,918

Managed Health Care: 1.4%
46,700	HealthEquity, Inc.	2,716,539

Regional Banks: 1.4%
6,780	SVB Financial Group	2,736,069

Restaurants: 1.0%
22,400	Texas Roadhouse, Inc.	1,953,728

Semiconductors: 1.7%
18,300	NVIDIA Corp.	3,323,829

Specialty Stores: 0.9%
4,650	Ulta Beauty, Inc.	1,808,432

Steel Processors: 1.6%
15,800	Reliance Steel & Aluminum Co.	3,005,950

Technology Hardware, Storage & Peripherals: 3.1%
18,750	Apple, Inc.	3,047,062
86,700	HP, Inc.	2,894,913
		5,941,975
Trading Companies & Distributors: 1.6%
11,000	Watsco, Inc.	3,013,450

TOTAL COMMON STOCKS
(Proceeds $48,774,193)		48,780,671

EXCHANGE TRADED FUNDS: 10.7%
144,000	Financial Select Sector SPDR Fund	4,854,240
29,800	iShares Russell 2000 ETF	5,580,050
17,900	iShares Russell 2000 Value ETF	2,671,575
103,100	iShares Russell Mid-Cap ETF	7,322,162
TOTAL EXCHANGE TRADED FUNDS		20,428,027
(Proceeds $20,443,417)

CLOSED-END MUTUAL FUNDS: 0.3%
26,600	Sixth Street Specialty Lending, Inc.	511,784
TOTAL CLOSED-END MUTUAL FUNDS
(Proceeds $501,882)		511,784

TOTAL SECURITIES SOLD SHORT: 36.5%		$69,720,482
(Proceeds $69,719,492)

Percentages are stated as a percent of net assets.
[1]	Non-income producing security.

Summary of Fair Value Exposure at July 31, 2022 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of July 31, 2022. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments in securities
Common Stocks	$98,409,118	$–	$–	$98,409,118
Corporate Bonds	–	29,427,085	–	29,427,085
Convertible Bonds	–	269,000	–	269,000
Closed-End Mutual Funds	9,511,276	–	–	9,511,276
Short-Term Investments	52,705,946	–	–	52,705,946
Miscellaneous Securities	–	2,137,832	–	2,137,832
Total Investments in Securities	$160,626,340	$31,253,357	$–	$192,460,257
Securities Sold Short
Common Stocks	$48,780,671	$–	$–	$48,780,671
Exchange Traded Funds	20,428,027	–	–	20,428,027
Closed-End Funds	511,784	–	–	511,784
Total Securities Sold Short	$69,720,482	$–	$–	$69,720,482